SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Dec. 18, 2025 ₪ / shares
IfrsStatementLineItems [Line Items]
Reverse share splits, description	1-for-8
Eight ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	₪ 0.00004
One ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	₪ 0.00032